Basis of Presentation and Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Schedule of Pushdown Accounting
The table below shows the main balance sheet line items impacted in pushdown accounting for the Sixth Street Acquisition, as of July 1, 2021:

Cash and invested assets	$19,711
VOBA	565
Deferred income taxes	737
Goodwill	97
Other intangible assets	67
Reinsurance recoverables and other assets	29,442
Separate account assets	112,857
Total assets	163,476

Reserves for future policy benefits	21,122
Other policyholder funds and benefits payable	25,961
Other liabilities	1,653
Separate account liabilities	112,857
Total liabilities	161,593

Equity	1,883
Total liabilities and stockholder's equity	$163,476

Accounting Standards Update and Change in Accounting Principle

Summary of Adoption Impacts
ACL on mortgage loans	$(9)
ACL on reinsurance recoverables	(5)
Deferred income tax assets	3
Net decrease to retained earnings	$(11)